VESSELS AND EQUIPMENT UNDER FINANCE LEASE, NET - Maturities of Finance Leases (Details) - USD ($) $ in Thousands	Jun. 30, 2021	Dec. 31, 2020
Leases [Abstract]
Year 1	$ 10,946
Year 2	11,705
Year 3	11,737
Year 4	10,946
Year 5	11,706
Thereafter	7,512
Minimum lease payments	64,552	$ 70,386
Less: imputed interest	(12,108)	(14,109)
Present value of obligations under finance leases	$ 52,444	$ 56,277